Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s audited financial statements as of December 31, 2021, the Company discovered an uncorrected error, and concluded it should restate its previously issued financial statements to properly record the Founders Shares attributable to the Anchor Investor, as defined in Note 6.

In connection with the closing of the Initial Public Offering, the Anchor Investor acquired from the Sponsor an indirect economic interest in an aggregate of 635,625 Founder Shares at the original purchase price that the Sponsor paid for the Founder Shares. The Sponsor has agreed to distribute such Founder Shares to the Anchor Investor after the completion of a Business Combination. The Company estimated the aggregate fair value of the Founder Shares attributable to the Anchor Investor to be $4,411,238, or $6.94 per share. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and Topic 5T. As a result, the offering costs should be allocated to the separable financial instruments issued in the Initial Public Offering using the with-and-without method, compared to total proceeds received. Offering costs related to the Founder Shares amounted to a contribution to additional paid-in capital of $4,411,238, of which $158,805 should be expensed to the statements of operations and included in transaction costs attributable to warrant liabilities and the remaining $4,252,433 should be recorded as an additional offering cost as a reduction of temporary equity, and re-measured to accumulated deficit upon recording temporary equity at redemption value.

Therefore, in accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company re-evaluated the changes and has determined that the related impact was material to certain of its previously issued financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that these previously issued financial statements should be restated. As such, the Company is reporting these restatements to those previously issued financial statements in this Annual Report.

The impact of the restatements noted above on the Company’s previously issued financial statements is reflected as follows:

	As Previously Reported in Form 10-Q/A for the Quarter ended September 30, 2021	Adjustment	As Restated
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Transaction costs allocated to warrants	$(364,208)	$(158,805)	$(523,013)
Net income	$1,546,905	$(158,805)	$1,388,100
Basic and diluted net income per share, Class A common stock	$0.08	$(0.01)	$0.07
Basic and diluted net income per share, Class B common Stock	$0.08	$(0.01)	$0.07

Condensed Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Transaction costs allocated to warrants	$(364,208)	$(158,805)	$(523,013)
Net loss	$(1,300,362)	$(158,805)	$(1,459,167)
Basic and diluted net loss per share, Class A common stock	$(0.06)	$(0.01)	$(0.07)
Basic and diluted net loss per share, Class B common Stock	$(0.06)	$(0.01)	$(0.07)

Condensed Statement of Operations for the Nine Months Ended September 30, 2021 (unaudited)
Transaction costs allocated to warrants	$(364,208)	$(158,805)	$(523,013)
Net loss	$(275,234)	$(158,805)	$(434,039)
Basic and diluted net loss per share, Class A common stock	$(0.01)	$(0.01)	$(0.02)
Basic and diluted net loss per share, Class B common Stock	$(0.01)	$(0.01)	$(0.02)

Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Net income	$1,546,905	$(158,805)	$1,388,100
Transaction costs allocated to warrants	$364,208	$158,805	$523,013
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238

Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Net loss	$(1,300,362)	$(158,805)	$(1,459,167)
Transaction costs allocated to warrants	$364,208	$158,805	$523,013
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238

Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited)
Net loss	$(275,234)	$(158,805)	$(434,039)
Transaction costs allocated to warrants	$364,208	$158,805	$523,013
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,237	$4,411,238

	As Previously Reported in Form 10-Q/A for the Quarter ended September 30, 2021	Adjustment	As Restated
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (unaudited)
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238
Re-measurement of Class A Common Stock to redemption amount	$(15,737,789)	$(4,252,433)	$(19,990,222)
Net Income	$1,546,905	$(158,805)	$1,388,100

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Six Months Ended June 30, 2021 (unaudited)
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238
Re-measurement of Class A Common Stock to redemption amount	$(15,737,789)	$(4,252,433)	$(19,990,222)
Net loss	$(1,300,362)	$(158,805)	$(1,459,167)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Nine Months Ended September 30, 2021 (unaudited)
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238
Re-measurement of Class A Common Stock to redemption amount	$(15,737,789)	$(4,252,433)	$(19,990,222)
Net loss	$(275,234)	$(158,805)	$(434,039)